COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payments for non-cancelable operating leases
2014	$ 2,986
2015	828
2016	5
2017	5
2018	5
Thereafter	75
Total	3,904
Rental expense	2,794	2,224	2,612
Product purchase commitments
Commitments and contingencies
Commitments to purchase goods or services	7,566
Capital commitments
Commitments and contingencies
Commitments to purchase goods or services	$ 608